Right-of-use assets - Sale and Leaseback transactions (Details) - EUR (€) € in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2019	Jul. 31, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Real estate transfer tax expenses					€ 1,200	€ 0
Proceeds from sale of land and building					21,300
Loans repaid using the consideration from sale of land and building				€ 2,760	12,072	€ 2,851
Cash deposits provided as security for bank loans				€ 1,628
Grants refunded related to disposed property, plant and equipment	€ 358				358
Rostock headquarters building
Leases
Disposal of property			€ 22,829
Proceeds from sale of land and building		€ 24,000
Lease term		12 years		12 years
Loans repaid using the consideration from sale of land and building					10,776
Additional interest paid using the consideration from sale of land and building					1,159
Rental deposits made using the consideration from sale of land and building					3,000
Cash deposits provided as security for bank loans	€ 1,500
Gain on disposal of fixed assets					532
Decrease in property, plant and equipment					22,829
Increase in right-of-use assets					13,456
Increases in lease liabilities					€ 14,091